Deposits and other borrowings (Tables)	12 Months Ended
Sep. 30, 2019
Deposits and other borrowings
Schedule of total deposits and other borrowings

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Australia
Certificates of deposit	26,259	28,746	26,259	28,746
Non-interest bearing, repayable at call	43,341	41,783	43,341	41,783
Other interest bearing at call	247,161	233,052	247,161	233,052
Other interest bearing term	158,564	171,832	158,564	171,832
Total Australia	475,325	475,413	475,325	475,413
New Zealand
Certificates of deposit	1,058	1,116	—	—
Non-interest bearing, repayable at call	6,368	5,406	—	—
Other interest bearing at call	22,291	21,368	—	—
Other interest bearing term	31,084	29,897	—	3
Total New Zealand	60,801	57,787	—	3
Other overseas
Certificates of deposit	11,414	11,672	11,414	11,672
Non-interest bearing, repayable at call	824	830	385	352
Other interest bearing at call	1,610	1,638	1,233	1,249
Other interest bearing term	13,273	11,945	13,073	11,779
Total other overseas	27,121	26,085	26,105	25,052
Total deposits and other borrowings	563,247	559,285	501,430	500,468

Schedule of average balances and average rates for major categories of deposits

	2019		2018		2017
	Average	Average	Average	Average	Average	Average
	balance	rate	Balance	rate	balance	rate
Consolidated	$m	%	$m	%	$m	%
Australia
Non-interest bearing	42,455		41,156		39,355
Certificates of deposit	30,367	2.0%	31,424	2.0%	33,350	2.0%
Other interest bearing at call	237,420	1.1%	228,328	1.2%	222,122	1.1%
Other interest bearing term	158,012	2.4%	162,254	2.5%	154,114	2.7%
Total Australia	468,254		463,162		448,941
Overseas
Non-interest bearing	6,815		6,021		5,527
Certificates of deposit	11,854	2.6%	13,008	1.9%	13,151	1.4%
Other interest bearing at call	23,616	1.1%	23,017	1.2%	24,163	1.3%
Other interest bearing term	45,520	3.0%	41,942	2.8%	37,813	2.7%
Total overseas	87,805		83,988		80,654

Schedule of maturities of certificates of deposit and term deposits greater than $100,000

			Between
		Between	6 Months
Consolidated 2019	Less Than	3 and	and
$m	3 Months	6 Months	1 Year	Over 1 Year	Total
Certificates of deposit greater than US$100,000	10,522	542	15,159	36	26,259
Term deposits greater than US$100,000	82,291	28,166	21,572	6,276	138,305